Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On December 21, 2021 the Company sold 15,000,000 Units at a price of $10.00 per Unit. As part of the Public Offering, the Company granted the underwriters a 45-day option from the date of the Public Offering to purchase up to an additional 2,250,000 Public Units to cover over-allotments. On January 11, 2022, the underwriters partially exercised the over-allotment option and the Company sold 1,500,000 additional Units at $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Following the closing of the Public Offering on December 21, 2021 and partial exercise of the overallotment option on January 11, 2022, $166,650,000 ($10.10 per Unit) from the net proceeds of the sale of the Units and Private Placement Warrants, was deposited in a Trust Account, located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company.

Prior to the Public Offering certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company’s management (the “Anchor Investors”) each expressed to the Company an interest in purchasing Units in the Public Offering at the offering price of $10.00 per Unit. As incentives for the Anchor Investors, upon consummation of the Public Offering, the Sponsor transferred 1,125,000 Founder Shares, with an aggregate fair value of $8,111,250, to the Anchor Investors taken together as a whole, in exchange for their original purchase price of approximately $0.006 per share. The excess of the fair value of the Founder Shares transferred over the original issuance price, or $8,104,500, was accounted for as offering costs with an offset to additional paid-in capital. The Company utilized Level 3 inputs to determine the fair value of shares of Class B common stock.

As of September 30, 2023, the value of the shares of Class A common stock subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$150,000,000
Less:
Proceeds allocated to Public Warrants	(2,475,000)
Class A common stock issuance costs	(16,506,549)
Plus:
Re-measurement of carrying value to redemption value	22,349,535
Gross proceeds from partial exercise of overallotment option	15,000,000
Class A common stock subject to redemption as of December 31, 2022	$168,367,986
Plus:
Re-measurement of carrying value to redemption value	1,327,101
Class A common stock subject to redemption as of March 31, 2023	$169,695,087
Plus:
Re-measurement of carrying value to redemption value	1,516,404
Less:
Partial redemptions	(134,295,092)
Class A common stock subject to redemption as of June 30, 2023	$36,916,399
Plus:
Re-measurement of carrying value to redemption value	608,663
Class A common stock subject to redemption as of September 30, 2023	$37,525,062

Note 3 — Initial Public Offering

On December 21, 2021 the Company sold 15,000,000 Units at a price of $10.00 per Unit. As part of the Public Offering, the Company granted the underwriters a 45-day option from the date of the Public Offering to purchase up to an additional 2,250,000 Public Units to cover over-allotments. On January 11, 2022, the underwriters partially exercised the over-allotment option and the Company sold 1,500,000 additional Units at $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Following the closing of the Public Offering on December 21, 2021 and partial exercise of the overallotment option on January 11, 2022, $166,650,000 ($10.10 per Unit) from the net proceeds of the sale of the Units and Private Placement Warrants, was deposited in a Trust Account, located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company.

Prior to the Public Offering certain qualified institutional buyers or institutional accredited investors which are not affiliated with any member of the Company’s management (the “Anchor Investors”) each expressed to the Company an interest in purchasing Units in the Public Offering at the offering price of $10.00 per Unit. As incentives for the Anchor Investors, upon consummation of the Public Offering, the Sponsor transferred 1,125,000 Founder Shares, with an aggregate fair value of $8,111,250, to the Anchor Investors taken together as a whole, in exchange for their original purchase price of approximately $0.006 per share. The excess of the fair value of the Founder Shares transferred over the original issuance price, or $8,104,500, was accounted for as offering costs with an offset to additional paid-in capital. The Company utilized Level 3 inputs to determine the fair value of Class B shares.

As of December 31, 2022 and 2021, the shares of Class A common stock subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	150,000,000
Less:
Proceeds allocated to Public Warrants	(2,250,000)
Shares of Class A common stock issuance costs	(15,717,593)
Plus:
Re-measurement of carrying value to redemption value	19,467,593
Shares of Class A common stock subject to redemption as of December 31, 2021	151,500,000
Less:
Proceeds allocated to Public Warrants	(225,000)
Shares of Class A common stock issuance costs	(788,956)
Plus:
Re-measurement of carrying value to redemption value	2,881,942
Gross proceeds from partial exercise of overallotment option	15,000,000
Shares of Class A common stock subject to redemption as of December 31, 2022	$168,367,986